FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-4246
Investment Company Act File Number

C/Funds Group, Inc.
 Exact name of registrant as specified in charter.

201 Center Road, Suite Two, Venice, FL 34285
Address of principal executive offices. Zip code.

C/Funds Group, Inc.
Name and address of agent for service.

941-488-6772
Registrant's telephone number, including area code.

December 31
Date of fiscal year end.

June 30, 2007
Date of reporting period.

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1: Report to Stockholders.

Investment Advisor

Omnivest Research Corp.
201 Center Road, Suite Two
Venice, FL 34285
(941) 493-4295

Custodian

Caldwell Trust Company
201 Center Road, Suite Two
Venice, FL 34285
(941) 493-3600

Auditors

Gregory, Sharer & Stuart, P. A.
Certified Public Accountants
100 Second Avenue South, Suite 600
St. Petersburg, FL 33701-4383
(727) 821-6161

Investment comments are sent to shareholders in our monthly newsletter and therefore are not included in this semiannual report. This report has been prepared for the information of shareholders of the Funds and is not authorized for distribution to Investors unless preceded or accompanied by an effective Prospectus which includes information regarding the Funds' objectives, policies, management, records, and other information.

C/Funds Group, Inc. C/Fund C/Growth Stock Fund June 30, 2007 Semiannual Report C/Funds Group, Inc. 201 Center Road, Suite Two Venice, Florida 34285 (941) 488-6772 www.ctrust.com/cfunds.htm

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Schedules of Investments

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Schedule Of Investments C/Fund
June 30, 2007 (Unaudited)

Investments in Common Stocks by Standard Industry Code Major Group
Plus Preferred Stocks and Government Obligations

Common Stocks: 89.9%
Holding	Shares	Value

Aircraft & Parts: 9.4%		$379,729
Boeing Co.	1,700	163,472
Honeywell International, Inc.	1,700	95,676
United Technologies Corp.	1,700	120,581

Beverages: 2.2%		88,927
Coca-Cola Co.	1,700	88,927

Cigarettes: 3.3%		133,266
Altria Group, Inc.	1,900	133,266

Commercial Banks: 6.6%		267,148
Bank of America Corp.	1,000	48,890
Cadence Financial Corp.	2,500	48,700
Citigroup, Inc.	1,700	87,193
J. P. Morgan Chase & Co.	1,700	82,365

Computer & Data Processing Services: 5.6%		229,024
IBM Corp.	1,700	178,925
Microsoft Corp.	1,700	50,099

Common Stocks (Continued)
Holding	Shares	Value

Computer & Office Equipment: 1.9%		$75,854
Hewlett Packard Co.	1,700	75,854

Construction & Related Machinery: 3.3%		133,110
Caterpillar, Inc.	1,700	133,110

Drugs: 4.4%		180,124
Johnson & Johnson	1,700	104,754
Merck & Co., Inc.	1,000	49,800
Pfizer, Inc.	1,000	25,570

Eating & Drinking Places: 2.1%		86,292
McDonald's Restaurants	1,700	86,292

Electric Services: 1.4%		56,740
FPL Group, Inc.	1,000	56,740

Electronic Components & Accessories: 1.0%		40,358
Intel Corp.	1,700	40,358

Schedule Of Investments C/Fund (Continued)
June 30, 2007 (Unaudited)
Common Stocks (Continued)
Holding	Shares	Value

Life Insurance: 2.9%		$119,051
American International Group	1,700	119,051

Lumber & Other Building Materials: 3.2%		128,275
Home Depot, Inc.	1,700	66,895
Lowe's Co.	2,000	61,380

Lumber & Wood Products: 1.0%		41,660
Plum Creek Timber Co.	1,000	41,660

Metal Mining: 2.2%		89,625
BHP Billiton ADR	1,500	89,625

Misc. Converted Paper Products: 3.6%		147,543
3M Company	1,700	147,543

Misc. Fabricated Metal Products: 1.2%		48,955
Parker Hannifin Corp.	500	48,955

Motor Vehicles & Equipment: 1.6%		64,260
General Motors Corp.	1,700	64,260

Motor Vehicles, Parts, & Supplies: 1.2%		49,600
Genuine Parts Co.	1,000	49,600

Nonclassifiable Establishments: 9.7%		393,501
Berkshire Hathaway, Inc. Delaware*	3	328,425
General Electric Co.	1,700	65,076

Nonferrous Rolling & Drawing: 1.7%		68,901
Alcoa, Inc.	1,700	68,901

Oil & Gas Field Services: 2.1%		84,940
Schlumberger Ltd.	1,000	84,940

Personal Credit Institutions: 2.6%		104,006
American Express Co.	1,700	104,006

Petroleum Refining: 3.5%		142,596
Exxon Mobil Corp.	1,700	142,596

Plastics Materials & Synthetics: 2.1%		86,428
E. I. Dupont de Nemours & Co.	1,700	86,428

Radio & Television Broadcasting: 1.5%		58,973
Citadel Broadcasting Corp.	145	935
Walt Disney Co.	1,700	58,038

Common Stocks (Continued)
Holding	Shares	Value

Research & Testing Services: 0.0%		$3
Atmospheric Glow Technologies	125	3

Savings Institutions: 0.5%		21,320
Washington Mutual	500	21,320

Soap, Cleaners, & Toilet Goods: 2.6%		104,023
Proctor & Gamble Co.	1,700	104,023

Telephone Communications, Except Radio: 3.5%		140,539
AT&T, Inc.	1,700	70,550
Verizon Communications, Inc.	1,700	69,989

Variety Stores: 2.0%		81,787
Wal-Mart Stores	1,700	81,787

Total Common Stocks (Cost $2,644,172)		$3,646,558

Preferred Stocks: 3.6%
Holding	Shares	Value

Preferred Stocks: 3.6%		$146,820
iShares S&P Preferred Stock Index Fund	1,000	49,620
Royal Bank of Scotland PFD M	4,000	97,200

Total Preferred Stocks (Cost $147,560)		$146,820

Governments-Fixed: 1.2%
Holding	Par Value	Value

U.S. Treasury Securities: 1.2%		$49,938
U.S. Treasury Notes, 4.875%, Due 04/30/08	50,000	49,938

Total Governments--Fixed (Cost $49,968)		$49,938

Total Investments: 94.7% (Cost $2,841,700)		$3,843,316

Cash & Equivalents:** 4.9%		$197,805
Other Assets & Liabilities, Net: 0.4%		14,202

Net Assets: 100.0%		$4,055,323

* Non, Income-producing security.
** Non-restricted collateralized interest-earning bank account deposit.

Schedule Of Investments C/Growth Stock Fund
June 30, 2007 (Unaudited)

Investments in Common Stocks by Standard Industry Code Major Group

Common Stocks: 97.6%
Holding	Shares	Value

Aircraft & Parts: 7.5%		$177,237
Precision Castparts	890	108,010
Rockwell Collins, Inc.	980	69,227

Blast Furnace & Basic Steel Products: 3.7%		86,544
Steel Dynamics, Inc.	2,065	86,544

Communications Equipment: 3.1%		73,520
Teledyne Technologies, Inc.*	1,600	73,520

Computer & Data Processing Services: 10.8%		253,644
Alliance Data*	1,205	93,122
Infosys Technologies ADS	1,635	82,371
Jack Henry Associates	3,035	78,151

Computer & Office Equipment: 6.6%		154,557
Cisco Systems*	2,755	76,727
EMC Corp.*	4,300	77,830

Common Stocks (Continued)
Holding	Shares	Value

Drug Stores & Proprietary Stores: 1.5%		$35,095
Medco Health Solutions, Inc.*	450	35,095

Drugs, Proprietaries, & Sundries: 1.2%		28,445
Amerisource Bergen Corp.	575	28,445

Educational Services: 4.8%		112,685
ITT Educational*	960	112,685

Electronic Components & Accessories: 2.8%		66,390
Altera Corp.	3,000	66,390

Fire, Marine, & Casualty Insurance: 3.9%		90,675
Arch Capital Group, Ltd.*	1,250	90,675

Gas Production & Distribution: 4.7%		110,417
BG Group PLC ADR	1,350	110,417

Schedule Of Investments C/Growth Stock Fund (Continued)
June 30, 2007 (Unaudited)
Common Stocks (Continued)
Holding	Shares	Value

Heavy Construction, Ex. Building: 3.7%		$86,265
Jacobs Engineering Group, Inc.*	1,500	86,265

Leather & Leather Products: 3.0%		71,085
Coach, Inc.*	1,500	71,085

Measuring & Controlling Devices: 1.6%		36,547
Trimble Navigation, Ltd.*	1,135	36,547

Medical Instruments & Supplies: 3.1%		73,128
C. R. Bard, Inc.	885	73,128

Medical Service & Health Insurance: 4.3%		101,858
Assurant, Inc.	550	32,406
Wellpoint, Inc.*	870	69,452

Misc. Chemical Products: 1.7%		40,462
Smith International, Inc.	690	40,462

Oil & Gas Field Services: 8.3%		193,883
Noble Corp.	700	68,264
RPC, Inc.	5,287	90,090
Superior Energy Services, Inc.*	890	35,529

Ordnance & Accessories, NEC: 2.8%		64,448
Alliant Techsystems, Inc.*	650	64,448

Real Estate: 3.6%		83,585
CB Richard Ellis*	2,290	83,585

Common Stocks (Continued)
Holding	Shares	Value

Real Estate Agents & Managers: 3.9%		$91,368
Jones Lang Lasalle, Inc.	805	91,368

Research & Testing Services: 1.8%		41,136
Covance, Inc.*	600	41,136

Search & Navigation Equipment: 1.5%		35,458
Harris Corp.	650	35,458

Security & Commodity Services: 1.6%		38,106
UBS AG	635	38,106

Special Trade Contractors: 2.7%		64,158
Chicago Bridge & Iron, Co.	1,700	64,158

Telephone Communications, Except Radio: 3.4%		79,141
America Movil S.A.B. de C.V.	725	44,899
Vimpel-Comm ADR	325	34,242

Total Common Stocks (Cost $1,935,498)		$2,289,837

Total Investments: 97.6% (Cost $1,935,498)		$2,289,837

Cash & Equivalents:** 2.2%		$52,567
Other Assets & Liabilities, Net: 0.2%		5,271

Net Assets: 100.0%		$2,347,675

* Non, Income-producing security.
** Non-restricted collateralized interest-earning bank account deposit.

Financial Statements
and
Highlights

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C/Funds Group,, Inc.. Statements Of Assets And Liabilities
June 30, 2007 (Unaudited)
	C/Fund	C/Growth Stock Fund
Securities at Cost	$2,841,700	$1,935,498

ASSETS
Investment in Securities	$3,843,316	$2,289,837
Cash and Equivalents*	197,805	52,567
Receivables
Dividends and Interest	4,228	324
Other	11,537	5,846
Total Assets	4,056,886	2,348,574

LIABILITES
Advisor Fee Payable	1,563	899
Total Liabilities	1,563	899

NET ASSETS	$4,055,323	$2,347,675

NET ASSETS CONSIST OF:
Paid in Capital	$3,108,375	$1,786,457
Accumulated Net Investment Income (Loss)	530	(15,283)
Accumulated Net Realized (Loss) Gain on Investments	(55,198)	222,162
Net Unrealized Appreciation on Investments	1,001,616	354,339
	$4,055,323	$2,347,675

CAPITAL SHARES OUTSTANDING (5,000,000 Shares Authorized at $0.001 Par Value)	210,987	165,924

NET ASSET VALUE PER SHARE	$19.22	$14.15

* Non-restricted collateralized interest-bearing bank account deposits.

C/Funds Group,, Inc.. Statements of Operations
For Six Months Ending June 30, 2007 (Unaudited)
	C/Fund	C/Growth Stock Fund
INVESTMENT INCOME
Dividends	$38,538	$4,620
Interest	4,261	1,736
Total investment income	42,799	6,356

OPERATING EXPENSES
Investment advisory fee	20,208	10,875
Professional fees	14,770	7,520
Administrative fees	1,965	1,035
Registration fees	1,860	1,044
Custodian fees	6,041	3,239
Directors fees	5,447	2,953
Printing	1,016	570
Miscellaneous	646	360
Total operating expenses	51,953	27,596
Less fees waived by advisor	(11,537)	(5,846)
Total operating expenses, net of reimbursements	40,416	21,750

NET INVESTMENT INCOME (LOSS)	2,383	(15,394)

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Change in unrealized appreciation in investments	202,141	142,818
Net realized gain on investments	85,415	222,119
Total realized and unrealized gain from investments	287,556	364,937

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$289,939	$349,543

C/Funds Group,, Inc.. Statements of Changes in Net Assets
For Six Months Ending June 30, 2007 (Unaudited)
	C/Fund	C/Growth Stock Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,383	($15,394)
Net realized (loss) gain on investments	85,415	222,119
Change in unrealized appreciation (depreciation) in investments	202,141	142,818
Net increase (decrease) in net assets resulting from operations	289,939	$349,543

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income	(2,109)	0
Total distributions to shareholders	(2,109)	0

CAPITAL SHARE TRANSACTIONS
Shares sold	192,152	29,205
Reinvested distributions	1,944	0
Shares redeemed	(462,609)	(72,823)
Total capital share transactions	(268,513)	(43,618)

NET INCREASE (DECREASE) IN NET INVESTMENTS	$19,317	$305,925

NET ASSETS
Beginning of year	4,036,006	2,041,750
End of year	$4,055,323	$2,347,675

For Year Ended December 31, 2006
(From Audited Financial Statements)
	C/Fund	C/Growth Stock Fund
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment, Income (loss)	$16,413	($22,442)
Net realized gain on investments	12,514	303,848
Change in unrealized appreciation (depreciation) in investments	487,557	(93,154)
Net, increase in net assets resulting from operations	516,484	$188,252

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment, Income	(16,825)	(33,623)
Net realized long-term gain on investments	0	(248,361)
Total distributions to shareholders	(16,825)	(281,984)

CAPITAL SHARE TRANSACTIONS
Shares sold	290,528	450,689
Reinvested distributions	15,547	155,026
Shares redeemed	(479,131)	(177,696)
Total capital share transactions	(173,056)	428,019

NET, INCREASE IN NET INVESTMENTS	$326,603	$334,287

NET ASSETS
Beginning of year	3,709,403	1,707,463
End of year	$4,036,006	$2,041,750

C/Funds Group,, Inc.. Financial Highlights Per Share Data for a Share Outstanding Throughout Each Period
(June 30, 2007 Highlights Are Unaudited)

For the Six Months Ended June 30, 2007, and for the Years Ended December 31, 2006, 2005, 2004, 2003, and 2002

C/Fund
	06/30/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$17.91	$15.67	$15.70	$15.32	$12.87	$13.19
(Loss), Income from Investment Operations:
Net Investment, Income	.01	.07	.06	.07	.06	.17
Net Realized and Unrealized (Loss) Gain on Investments	1.31	2.24	(.02)	.37	2.42	(.17)
Total from Investment Operations	1.32	2.31	.04	.44	2.48	.00
Distributions
Distributions from Net Investment, Income	(.01)	(.07)	(.07)	(.06)	(.03)	(.17)
Distributions from Net Realized Gains on Investments	.00	.00	.00	.00	.00	.00
Distributions from Return of Capital	.00	.00	.00	.00	.00	(.15)
Total Distributions	(.01)	(.07)	(.07)	(.06)	(.03)	(.32)
Net Asset Value, End of Period	19.22	$17.91	$15.67	$15.70	$15.32	$12.87

Total Return	7.37%	14.78%	.26%	2.91%	19.40%	.12%

Ratios/Supplemental Data:
Net Assets, End of Period	$4,055,323	$4,036,006	$3,709,403	$4,181,545	$4,131,630	$3,605,877
Operating Expenses to Average Net Assets Before Fee Waiver	1.28%	2.49%	2.33%	2.59%	2.67%	2.97%
Operating Expenses to Average Net Assets After Fee Waiver	1.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Investment, Income to Average Net Assets Before Expenses	1.06%	2.42%	2.42%	2.44%	2.35%	3.28%
Investment, Income to Average Net Assets After Expenses	.06%	.43%	.43%	.44%	.34%	1.28%
Portfolio Turnover Rate	5.02%	17.56%	17.56%	14.38%	9.45%	81.76%

C/Growth Stock Fund
	06/30/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$12.05	$12.54	$12.84	$11.68	$9.04	$12.07
Income (Loss) from Investment Operations:
Net Investment (Loss)	(.09)	(.14)	(.15)	(.17)	(.14)	(.11)
Net Realized and Unrealized Gain (Loss) on Investments	2.19	1.46	2.07	2.07	3.26	(2.88)
Total from Investment Operations	2.10	1.32	1.92	1.90	3.12	(2.99)
Distributions
Distributions from Net Investment, Income	.00	(.22)	(.37)	.00	(.42)	.00
Distributions from Net Realized Gains on Investments	.00	(1.59)	(1.85)	(.74)	(.06)	(.04)
Distributions from Return of Capital	.00	.00	.00	.00	.00	(1) .00
Total Distributions	.00	(1.81)	(2.22)	(.74)	(.48)	(.04)
Net Asset Value, End of Period	$14.15	$12.05	$12.54	$12.84	$11.68	$9.04

Total Return	17.43%	10.45%	14.56%	16.22%	34.40%	(24.75%)

Ratios/Supplemental Data:
Net Assets, End of Period	$2,3347,675	$2,041.750	$1,707,463	$1,526,814	$1,333,213	$995,094
Operating Expenses to Average Net Assets Before Fee Waiver	1.27%	2.49%	2.33%	2.57%	2.64%	3.08%
Operating Expenses to Average Net Assets After Fee Waiver	1.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Investment, Income to Average Net Assets Before Expenses	.29%	.92%	.86%	.60%	.59%	.99%
Investment, Income to Average Net Assets After Expenses	(.71%)	(1.09%)	(1.14%)	(1.39%)	(1.41%)	(.99%)
Portfolio Turnover Rate	60.59%	204.87%	146.24%	100.56%	152.96%	144.03%
  This amount per share is less than one penny (.01) and is therefore reported as zero (.00).

Fund Expenses

All mutual funds have operating expenses. As a fund shareholder, you, incur these ongoing expenses, which, include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross, Income, directly reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets known as the expense ratio. The following examples are intended to help you to understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with those of other mutual funds. The examples in the following table are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. They illustrate your fund's costs in two ways:

  Based on actual fund return. This example is intended to help you estimate the actual expenses you paid over the period. The "Ending Account Value" is derived from the fund's actual return, and the "Expenses Paid During the Period" shows the dollar amount of expenses. You can use this information, together with the amount you actually invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000. For example, if your account value is $8,600, divide that amount by $1,000, and then multiply the result-8.6-by the dollar amount for your fund under the heading "Expenses Paid During Period."

  Based on a hypothetical 5% return. This example is intended to help you compare your fund's costs with those of other mutual funds. It uses the actual expense ratio for your fund, but it assumes a yearly return of 5% before expenses. Because the return used is not the fund's actual return, the results do not apply to your investment. However, the example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return for this purpose.

Fund	Expense Example Type	Beginning Account Value 01/01/07	Ending Account Value 06/30/07	Expenses Paid During Period* 01/01/07-06/30/07
C/Fund	Actual	$1,000.00	$1,032.02	$5.11
	Hypothetical (5% return before expenses)	$1,000.00	$1,020.11	$5.08
C/Growth Stock Fund	Actual	$1,000.00	$1,082.60	$5.23
	Hypothetical (5% return before expenses)	$1,000.00	$1,020.11	$5.08

*Expenses are equal to each fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 to reflect a one-half-year period. The annualized expense ratio is 2.00% for each fund.

Portfolio Holdings

C/Funds Group,, Inc.. discloses a complete schedule of the portfolio holdings in each of its funds on a quarterly basis during its fiscal year beginning January 1 and ending December 31. The Company publishes second quarter listings in its Semiannual Report dated June 30, and fourth quarter listings in its Annual Report dated December 31. For the first and third quarters, the Company files complete listings with the Securities and Exchange Commission on Form N-Q. You may view the Form N-Q filings on the Commission's web site at http://www.sec.gov and at the Commission's Public Reference Room in Washington, DC. You can obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330. You may also obtain a free copy directly from the Company by calling 800-338-9477. Schedules of investments (portfolio holdings) for each fund as of June 30 are, Included in this report.

Proxy Voting

To obtain a free copy of the Company's proxy voting policy and procedures, call 800-338-9477. You can also call the same number to obtain a free copy of how the Company voted proxies related to Fund portfolio securities during the most recent 12-month period ending June 30.

Investment Advisory Contract Renewal

In approving the extension of the Investment Advisory Contract between the Company and the Advisor for each fund for the current year, the Board of Directors considered a number of factors. Following is a summary of the factors that were considered.

  The nature and quality of the services provided by the Advisor. The qualifications and experience of the Advisor's personnel and the prior relationship between the Advisor and the Company were considered. Given the size of the Funds and the efforts required to manage the portfolios, it was determined that the services provided were well suited to the needs of the Funds and that the Advisor's personnel were capable of dependably providing those services.

  The performance of the funds. Total returns for each Fund were reviewed as of the last fiscal year-end 2006 for one, five, and ten year periods before taxes, after taxes on distributions, and after taxes on distributions and sale of fund shares. Additionally, total returns were reviewed for the first quarter of 2007. Comparative returns for the five year period of 2002 through 2006 for the Dow Jones Industrial Average, S&P 500 Index, NASDAQ Composite, and the Lipper International Index were also considered. Returns for comparable funds as derived from Morningstar were reviewed for the eleven year period of 1996 through 2006. It was concluded that Fund performance was acceptable in light of these comparisons.

  The reasonableness of the compensation payable to the Advisor. In considering the advisory fee, factors, Included that the fee has remained unchanged at 1% since, Inception. Additionally, the Advisor has always borne responsibility for the expenses of "interested" directors and has committed to bear any loss that might be, incurred by the Company as a direct result of any purchase failure. The Advisor and its parent company TCA have been providing administrative and shareholder services to the Company since, Inception. In light of these factors, the Advisor's fee was deemed fair and reasonable.

  Each Fund's expense ratio. In all cases the Advisor has limited expenses to the Funds to not more that 2%. When expenses have exceeded that limit, the Advisor has waived an amount of its fees sufficient to reduce total expenses to the 2% level. This commitment from the Advisor has enabled the expense ratios of the Funds to be considered stable and reasonable to the benefit of the Funds and their shareholders.

No single factor determined the Board's decision to approve the continuance of the Investment Advisory Agreement, but rather the directors based their determination on the total mix of information available. Considering all the factors in their totality, the Board concluded that the advisory arrangements were fair and reasonable and that continuance would be in the best interests of the Funds and their shareholders.

C/Funds Group, Inc.

Item 2: Code of Ethics.
Not required for semi-annual filings.

Item 3: Audit Committee Financial Expert.
Not required for semi-annual filings..

Item 4: Principal Accountant Fees and Services.
Not required for semi-annual filings.

Item 5: Audit Committee of Listed Registrants
Not Applicable.

Item 6: Schedule of Investments
Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to C/Funds Group, Inc. which is an open-end management investment company.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to C/Funds Group, Inc. which is an open-end management investment company.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.
Not applicable to C/Funds Group, Inc. which is an open-end management investment company.

Item 10: Submission of Matters to a Vote of Security Holders.
None.

Item 11: Controls and Procedures.

Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of December 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Note:
Roland G. Caldwell, Jr., President of C/Funds Group, Inc., is the sole applicable responding officer for C/Funds Group, Inc.

Item 12: Exhibits.

  Any code of ethics or amendment thereto. Not applicable for semi-annual filings.
  Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
  Certificate pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Furnished herewith.

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	C/Funds Group, Inc.
By:	/s/ Roland G. Caldwell, Jr., President
Date:	August 27, 2007

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	C/Funds Group, Inc.
By:	/s/ Roland G. Caldwell, Jr., President
Date:	August 27, 2007

  Note:
  Roland G. Caldwell, Jr. is the sole applicable certifying officer for C/Funds Group, Inc.

  EXHIBIT LIST

    EX-99.CERT — Exhibit 12.A.2 — Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002
    EX-99.906 CERT — Exhibit 12.B — Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002